Share based compensation (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Share based compensation
Share options granted | shares	1,100,000	1,100,000		745,000
Unamortized compensation costs related to unvested awards not yet recognized	¥ 15,873
Weighted average recognition period for unamortized share-based compensation cost	1 year 9 months 14 days	1 year 9 months 14 days
Share-based Compensation	¥ 23,710	$ 3,644	¥ 34,673	¥ 46,361
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	¥ 5,551
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 14 days	1 year 9 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value	¥ 9,871
2011 Global Share Plan
Share based compensation
Option exercise prices per ordinary share, maximum (USD per share) | $ / shares		$ 15.00
Number of ordinary shares have been reserved to be issued | shares	10,401,229
2014 Share Incentive Plan
Share based compensation
Annual increase percentage of outstanding share capital	1.50%
Jiedian equity incentive [Member]
Share based compensation
Share based Compensation Percentage Of Share Issued	2.10%	2.10%
Share-based Compensation	¥ 4,320
Class A ordinary shares | 2014 Share Incentive Plan
Share based compensation
Number of ordinary shares have been reserved to be issued | shares	6,300,000
Share options
Share based compensation
Share-based compensation expenses	¥ 9,980		¥ 28,655	¥ 38,416